Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Summary of the Effects of Reinsurance on Life, Accident and Health Insurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353